3. EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock issued to founder, Shares
Depreciation and amortization expense	$ 2,632	$ 1,548	$ 7,159	$ 5,888